Leuthold Global Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 67.0%		Shares		Value
Automobile Components - 3.6%
Autoliv, Inc.		764		$85,492
Continental AG		1,027		89,634
Hyundai Mobis Co. Ltd.		449		95,255
Lear Corp.		696		66,106
Magna International, Inc.		2,640		101,930
Minth Group, Ltd.		26,000		74,416
Sumitomo Electric Industries Ltd.		5,400		115,794
Toyoda Gosei Co. Ltd.		3,300		64,924
				693,551

Automobiles - 0.6%
General Motors Co.		2,215		109,000

Banks - 8.4%
ABN AMRO Bank NV (a)		4,623		126,236
ANZ Group Holdings Ltd.		2,966		56,878
Banco Santander SA - ADR		18,089		150,139
Bank of Nova Scotia		891		49,246
Barclays PLC - ADR		6,372		118,456
Canadian Imperial Bank of Commerce		1,202		85,138
Citigroup, Inc.		977		83,162
Comerica, Inc.		1,151		68,657
Commerzbank AG		5,537		174,488
Danske Bank AS		2,020		82,505
M&T Bank Corp.		388		75,268
Mizuho Financial Group, Inc. - ADR		21,538		119,751
Nishi-Nippon Financial Holdings, Inc.		5,000		75,033
Old National Bancorp/IN		3,260		69,568
Svenska Handelsbanken AB - Class A		7,302		97,754
UniCredit SpA		1,560		104,650
United Overseas Bank Ltd.		2,600		73,590
				1,610,519

Broadline Retail - 3.0%
Dillard's, Inc. - Class A		178		74,374
eBay, Inc.		1,935		144,080
JD.com, Inc. - Class A		7,416		121,121
Naspers Ltd.		522		162,871
Takashimaya Co. Ltd.		8,800		68,777
				571,223

Capital Markets - 6.0%
Daiwa Securities Group, Inc.		9,200		65,339
Deutsche Bank AG		5,498		160,981
Goldman Sachs Group, Inc.		294		208,078
Interactive Brokers Group, Inc. - Class A		1,864		103,284
Investec PLC		7,175		53,676
Macquarie Group Ltd.		747		112,353
Morgan Stanley		1,162		163,679
Raymond James Financial, Inc.		713		109,353
SBI Holdings, Inc.		2,100		73,175
UBS Group AG		3,235		109,408
				1,159,326

Diversified Consumer Services - 3.9%
ADT, Inc.		12,410		105,113
Adtalem Global Education, Inc. (b)		883		112,344
Frontdoor, Inc. (b)		1,595		94,009
Graham Holdings Co. - Class B		96		90,832
H&R Block, Inc.		1,764		96,826
Laureate Education, Inc. (b)		4,280		100,066
Perdoceo Education Corp.		2,737		89,473
Strategic Education, Inc.		715		60,868
				749,531

Gas Utilities - 2.9%
Italgas SpA		7,907		67,073
Korea Gas Corp.		2,104		64,786
Kunlun Energy Co. Ltd.		70,000		68,039
MDU Resources Group, Inc.		4,059		67,664
Naturgy Energy Group SA		2,705		86,099
New Jersey Resources Corp.		1,387		62,165
Toho Gas Co. Ltd.		1,900		53,017
UGI Corp.		2,419		88,100
				556,943

Health Care Providers & Services - 0.0%(c)
Concentra Group Holdings Parent, Inc.		0	(d)	0

Insurance - 10.4%
Arch Capital Group, Ltd.		569		51,808
Axis Capital Holdings Ltd.		1,210		125,622
Chubb Ltd.		215		62,290
DB Insurance Co. Ltd.		977		89,154
Everest Group Ltd.		494		167,886
Fairfax Financial Holdings Ltd.		77		138,987
Hartford Insurance Group, Inc.		693		87,921
Loews Corp.		1,050		96,243
Markel Group, Inc. (b)		38		75,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		581		377,264
Old Republic International Corp.		3,098		119,087
QBE Insurance Group Ltd.		7,025		108,179
Sompo Holdings, Inc.		6,600		198,890
Swiss Re AG		1,766		305,495
				2,004,726

Interactive Media & Services - 2.4%
Baidu, Inc. - Class A (b)		6,300		67,517
CAR Group Ltd.		2,529		62,282
Cargurus, Inc. (b)		1,879		62,890
LY Corp.		20,100		74,020
Match Group, Inc.		1,515		46,798
Scout24 SE (a)		763		105,332
Yelp, Inc. (b)		1,228		42,084
				460,923

Marine Transportation - 2.8%
AP Moller - Maersk AS - Class B		42		78,107
Evergreen Marine Corp. Taiwan Ltd.		11,000		74,906
Global Ship Lease, Inc. - Class A		1,964		51,673
Kuehne & Nagel International AG		355		76,873
Matson, Inc.		473		52,669
Nippon Yusen KK		2,200		79,145
Orient Overseas International Ltd.		4,500		76,585
ZIM Integrated Shipping Services Ltd.		3,358		54,030
				543,988

Oil, Gas & Consumable Fuels - 3.4%
Cenovus Energy, Inc.		4,641		63,118
Chevron Corp.		667		95,508
Ecopetrol SA - ADR		6,745		59,693
Equinor ASA - ADR		2,516		63,252
Galp Energia SGPS SA		3,536		64,730
PTT PCL - NVDR - NVDR		67,500		62,331
Suncor Energy, Inc.		2,516		94,224
TotalEnergies SE - ADR		1,559		95,707
YPF SA - ADR (b)		1,880		59,126
				657,689

Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd. (b)(e)		2,484,000		0

Passenger Airlines - 3.9%
ANA Holdings, Inc.		4,100		80,278
Cathay Pacific Airways Ltd.		66,000		90,037
Copa Holdings SA - Class A		794		87,316
Delta Air Lines, Inc.		2,355		115,819
Eva Airways Corp.		59,000		80,532
International Consolidated Airlines Group SA		35,385		165,983
Singapore Airlines Ltd.		24,000		131,634
				751,599

Software - 6.3%
ACI Worldwide, Inc. (b)		1,870		85,852
Check Point Software Technologies, Ltd. (b)		630		139,388
Clear Secure, Inc. - Class A		3,860		107,154
Docusign, Inc. (b)		1,362		106,086
Dropbox, Inc. - Class A (b)		4,073		116,488
InterDigital, Inc.		544		121,981
Opera Ltd. - ADR		3,627		68,550
Salesforce, Inc.		529		144,253
SAP SE - ADR		325		98,832
Synopsys, Inc. (b)		231		118,429
Zoom Communications, Inc. (b)		1,399		109,094
				1,216,107

Transportation Infrastructure - 3.9%
Aena SME SA (a)		7,290		194,598
Aeroports de Paris SA		910		114,089
Fraport AG Frankfurt Airport Services Worldwide (b)		1,773		133,755
Grupo Aeroportuario del Sureste SAB de CV - ADR		293		93,429
International Container Terminal Services, Inc.		18,190		132,611
Shenzhen International Holdings Ltd.		80,000		78,958
				747,440

Wireless Telecommunication Services - 5.5%
Far EasTone Telecommunications Co. Ltd.		32,000		98,095
Freenet AG		3,105		101,222
KDDI Corp.		7,200		123,628
MTN Group Ltd.		14,126		112,446
SK Telecom Co. Ltd. - ADR		4,138		96,622
Tele2 AB - Class B		8,158		119,086
TIM SA/Brazil - ADR		5,495		110,504
T-Mobile US, Inc.		745		177,504
Vodafone Group PLC - ADR		12,279		130,894
				1,070,001
TOTAL COMMON STOCKS (Cost $11,355,681)				12,902,566

EXCHANGE TRADED FUNDS - 8.5%		Shares		Value
Invesco CurrencyShares Japanese Yen Trust (b)		2,918		186,577
iShares 5-10 Year Investment Grade Corporate Bond ETF		3,779		201,383
iShares International Treasury Bond ETF		4,508		194,295
Simplify MBS ETF		3,912		195,952
SPDR Barclays International Corporate Bond ETF		4,949		161,288
SPDR Bloomberg International Treasury Bond ETF		12,929		303,702
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455		250,339
Vanguard Short-Term Inflation-Protected Securities ETF		2,953		148,447
TOTAL EXCHANGE TRADED FUNDS (Cost $1,581,769)				1,641,983

U.S. TREASURY SECURITIES - 2.6%		Par		Value
United States Treasury Note/Bond, 3.88%, 08/15/2033		510,000		502,290
TOTAL U.S. TREASURY SECURITIES (Cost $494,331)				502,290

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.2%		Par		Value
French Republic Government Bond OAT, 3.00%, 05/25/2033 (a)	EUR	145,000		170,657
United Kingdom Gilt, 4.25%, 07/31/2034	GBP	185,000		250,524
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $387,342)				421,181

SHORT-TERM INVESTMENTS - 2.6%				Value
U.S. Treasury Bills - 2.6%		Par
4.21%, 07/22/2025 (f)		500,000		498,784
TOTAL SHORT-TERM INVESTMENTS (Cost $498,784)				498,784

TOTAL INVESTMENTS - 82.9% (Cost $14,317,907)				15,966,804
Money Market Deposit Account - 15.0% (g)				2,892,131
Other Assets in Excess of Liabilities - 2.1%				396,107
TOTAL NET ASSETS - 100.0%				$19,255,042
two				–%
Percentages are stated as a percent of net assets.				–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $596,823 or 3.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Rounds to zero.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(f)	The rate shown is the annualized effective yield as of June 30, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Leuthold Global Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (9.0)%	Shares	Value
Invesco QQQ Trust Series 1	(801)	$(441,864)
iShares MSCI EAFE ETF	(5,151)	(460,448)
iShares MSCI Emerging Markets ETF	(2,150)	(103,716)
iShares S&P 500 Growth ETF	(641)	(70,574)
iShares Semiconductor ETF	(204)	(48,695)
iShares U.S. Transportation ETF	(360)	(24,674)
Real Estate Select Sector SPDR Fund	(345)	(14,290)
SPDR S&P 500 ETF Trust	(150)	(92,677)
SPDR S&P Retail ETF	(366)	(28,204)
Vanguard Total World Stock ETF	(3,486)	(448,021)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,621,804)		(1,733,163)

COMMON STOCKS - (3.6)%	Shares	Value
Aerospace & Defense - (0.2)%
AAR Corp.	(91)	(6,260)
Boeing Co.	(71)	(14,876)
Spirit AeroSystems Holdings, Inc. - Class A	(179)	(6,829)
TransDigm Group, Inc.	(9)	(13,686)
		(41,651)

Automobiles - (0.1)%
Tesla, Inc.	(42)	(13,342)

Banks - (0.0)%(a)
Triumph Financial, Inc.	(130)	(7,164)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(236)	(6,351)
PepsiCo, Inc.	(68)	(8,979)
		(15,330)

Building Products - (0.1)%
AAON, Inc.	(88)	(6,490)
Trex Co., Inc.	(77)	(4,187)
		(10,677)

Capital Markets - (0.4)%
Ares Management Corp. - Class A	(55)	(9,526)
Blackstone, Inc.	(88)	(13,163)
Blue Owl Capital, Inc. - Class A	(281)	(5,398)
Cohen & Steers, Inc.	(79)	(5,953)
FactSet Research Systems, Inc.	(14)	(6,262)
Hamilton Lane, Inc. - Class A	(36)	(5,116)
MarketAxess Holdings, Inc.	(32)	(7,147)
Moody's Corp.	(23)	(11,537)
MSCI, Inc.	(24)	(13,842)
TPG, Inc.	(152)	(7,972)
		(85,916)

Chemicals - (0.2)%
Albemarle Corp.	(103)	(6,455)
International Flavors & Fragrances, Inc.	(129)	(9,488)
Linde PLC	(23)	(10,791)
Stepan Co.	(65)	(3,548)
Westlake Corp.	(94)	(7,137)
		(37,419)

Commercial Services & Supplies - (0.1)%
Casella Waste Systems, Inc. - Class A	(47)	(5,423)
VSE Corp.	(48)	(6,287)
		(11,710)

Construction Materials - (0.1)%
Vulcan Materials Co.	(48)	(12,519)

Containers & Packaging - (0.1)%
Smurfit WestRock PLC	(204)	(8,803)
Sonoco Products Co.	(120)	(5,227)
		(14,030)

Distributors - (0.0)%(a)
Pool Corp.	(32)	(9,327)

Electric Utilities - (0.0)%(a)
Eversource Energy	(90)	(5,726)

Electrical Equipment - (0.1)%
Eaton Corp PLC	(32)	(11,424)
Rockwell Automation, Inc.	(42)	(13,951)
		(25,375)

Financial Services - (0.0)%(a)
Walker & Dunlop, Inc.	(54)	(3,806)

Ground Transportation - (0.1)%
Knight-Swift Transportation Holdings, Inc.	(107)	(4,732)
Marten Transport Ltd.	(333)	(4,326)
Old Dominion Freight Line, Inc.	(57)	(9,251)
Saia, Inc.	(12)	(3,288)
Werner Enterprises, Inc.	(225)	(6,156)
		(27,753)

Health Care Equipment & Supplies - (0.2)%
Baxter International, Inc.	(160)	(4,845)
Edwards Lifesciences Corp.	(160)	(12,514)
Stryker Corp.	(32)	(12,660)
		(30,019)

Hotels, Restaurants & Leisure - (0.3)%
Caesars Entertainment, Inc.	(166)	(4,713)
Chipotle Mexican Grill, Inc.	(227)	(12,746)
DraftKings, Inc. - Class A	(316)	(13,553)
First Watch Restaurant Group, Inc.	(286)	(4,588)
Red Rock Resorts, Inc. - Class A	(107)	(5,567)
Restaurant Brands International, Inc.	(166)	(11,004)
Vail Resorts, Inc.	(26)	(4,085)
		(56,256)

Household Durables - (0.0)%(a)
Installed Building Products, Inc.	(35)	(6,311)

Household Products - (0.1)%
Clorox Co.	(88)	(10,566)

Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(68)	(5,696)

Insurance - (0.1)%
Erie Indemnity Co. - Class A	(27)	(9,363)
Marsh & McLennan Companies, Inc.	(58)	(12,681)
Ryan Specialty Holdings, Inc.	(107)	(7,275)
		(29,319)

IT Services - (0.0)%(a)
MongoDB, Inc.	(33)	(6,930)

Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(69)	(3,550)
Bruker Corp.	(92)	(3,791)
Repligen Corp.	(40)	(4,975)
		(12,316)

Machinery - (0.2)%
IDEX Corp.	(51)	(8,954)
Ingersoll Rand, Inc.	(130)	(10,813)
Stanley Black & Decker, Inc.	(116)	(7,859)
Xylem, Inc./NY	(86)	(11,125)
		(38,751)

Metals & Mining - (0.0)%(a)
Worthington Industries, Inc.	(144)	(9,164)

Multi-Utilities - (0.1)%
Dominion Energy, Inc.	(187)	(10,569)

Oil, Gas & Consumable Fuels - (0.1)%
Phillips 66	(92)	(10,976)

Pharmaceuticals - (0.1)%
Eli Lilly & Co.	(15)	(11,693)

Professional Services - (0.1)%
CBIZ, Inc.	(79)	(5,665)
Dayforce, Inc.	(91)	(5,041)
Equifax, Inc.	(38)	(9,856)
Exponent, Inc.	(68)	(5,080)
		(25,642)

Real Estate - (0.1)%
Invitation Homes, Inc.	(340)	(11,152)
Rexford Industrial Realty, Inc.	(119)	(4,233)
		(15,385)

Real Estate Management & Development - (0.1)%
CoStar Group, Inc.	(141)	(11,336)

Semiconductors & Semiconductor Equipment - (0.2)%
Advanced Micro Devices, Inc.	(75)	(10,642)
Analog Devices, Inc.	(48)	(11,425)
ARM Holdings PLC - ADR	(80)	(12,939)
Power Integrations, Inc.	(83)	(4,640)
		(39,646)

Software - (0.1)%
Datadog, Inc. - Class A	(115)	(15,448)
Varonis Systems, Inc.	(165)	(8,374)
		(23,822)

Specialty Retail - (0.1)%
Boot Barn Holdings, Inc.	(34)	(5,168)
Floor & Decor Holdings, Inc. - Class A	(48)	(3,646)
Tractor Supply Co.	(229)	(12,084)
		(20,898)

Trading Companies & Distributors - (0.0)%(a)
SiteOne Landscape Supply, Inc.	(39)	(4,717)
TOTAL COMMON STOCKS (Proceeds $709,004)		(701,757)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (0.1)%	Shares	Value
Specialized REITs - (0.1)%
Iron Mountain, Inc.	(112)	(11,488)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $10,901)		(11,488)

TOTAL SECURITIES SOLD SHORT - (12.7)% (Proceeds $2,341,709)		$(2,446,408)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Leuthold Global Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$7,070,997	5,831,569	0	(a)(b)	$12,902,566
Exchange Traded Funds	1,455,406	–	–		1,455,406
U.S. Treasury Securities	–	502,290	–		502,290
Foreign Government Debt Obligations	–	421,181	–		421,181
Investment Companies	186,577	–	–		186,577
U.S. Treasury Bills	–	498,784	–		498,784
Total Investments	$8,712,980	7,253,824	0	(a)(b)	$15,966,804

Liabilities:
Investments:
Exchange Traded Funds	$(1,733,163)	–	–		$(1,733,163)
Common Stocks	(701,757)	–	–		(701,757)
Real Estate Investment Trusts - Common	(11,488)	–	–		(11,488)
Total Investments	$(2,446,408)	–	–		$(2,446,408)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
Germany	$1,241,508	6.5%
Japan	1,191,771	6.1
United Kingdom	704,591	3.6
Switzerland	554,066	2.9
Canada	521,639	2.6
Spain	430,836	2.2
France	380,453	2.0
South Korea	345,817	1.8
Bermuda	345,316	1.8
Australia	339,692	1.8
South Africa	328,993	1.7
Hong Kong	313,619	1.7
Sweden	302,332	1.6
Taiwan	229,854	1.2
Singapore	205,224	1.1
Israel	193,418	1.0
China	188,638	1.0
Italy	171,723	0.8
Denmark	160,612	0.8
Philippines	132,611	0.7
Norway	131,802	0.7
Netherlands	126,236	0.7
Brazil	110,504	0.6
Taiwan, Province of China	98,095	0.5
Mexico	93,429	0.5
Panama	87,316	0.4
Portugal	64,730	0.4
Thailand	62,331	0.3
Colombia	59,693	0.3
Argentina	59,126	0.3
Ireland	(20,227)	(0.1)
United States	4,364,648	22.7
Other Assets in Excess of Liabilities	5,734,646	29.8
	$19,255,042	100.0%

Allocation of Portfolio Holdings by Currency as of June 30, 2025
(% of Net Assets)
US Dollar	$9,451,607	49.1%
Euro	1,209,005	6.3
Japanese Yen	736,146	3.8
Hong Kong Dollar	665,279	3.5
South Korean Won	493,525	2.6
Australian Dollar	387,500	2.0
British Pound	192,725	1.0
Taiwan New Dollar	170,299	0.9
Swiss Franc	128,568	0.7
Philippine Peso	101,222	0.5
Thai Baht	91,503	0.5
Swedish Krona	73,772	0.4
South African Rand	68,777	0.4
Canadian Dollar	62,890	0.3
Singapore Dollar	61,897	0.3
Danish Krone	(374,319)	(1.9)
Other Assets in Excess of Liabilities	5,734,646	29.8
	$19,255,042	100.0%